Financial assets at amortized cost (Tables)	12 Months Ended
Dec. 31, 2023
Financial assets at amortized cost [Abstract]
Summary of Financial Assets at Amortized Cost

	December 31, 2022	December 31, 2023
	NT$000	NT$000
Current:
Time deposits	98,731	41,066
Non-current:
Restricted bank deposits	37,362	37,411

a)
Amounts recognized in profit or loss in relation to financial assets at amortized cost are listed below:

	Year ended December 31,
	2021	2022	2023
	NT$000	NT$000	NT$000
Interest income	1,187	587	1,861